Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Consulting Fees and Salaries	$215,448	$1,097,610

At March 31, 2023 and March 31, 2022, $248,533 and $825,776 respectively is owed to key management personnel with all amounts included in accounts payable and accrued liabilities.

17. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Consulting fees, wages and bonus	$1,429,326	$901,210

At December 31, 2022 and December 31, 2021, $154,797 and $279,554, respectively is owed to key management personnel with all amounts included in accounts payable and accrued liabilities.

(i) During the year ended December 31, 2022, Wayne Parsons (Director and former CFO) billed $147,287 (year ended December 31, 2021 - $120,127) for consulting services to the Company, in addition to 2,500,000 DSU’s which settled on June 30, 2022, at a value of $582,027 concurrent with his departure from the Board of Directors.

(ii) During the year ended December 31, 2022, Richard Williams (Director and Executive Chairman) billed $372,084 (year ended December 31, 2021 - $179,605) for consulting services and bonus payment to the Company. At December 31, 2022, $135,600 is owed to Richard Williams (December 31, 2021 - $108,719) for consulting services, with all amounts included in accounts payable and accrued liabilities.

During the year ended December 31, 2022, 1,110,756 restricted share units (RSU’s) were issued to Richard Williams which will vest in one third increments on March 31, 2023, March 31, 2024, and March 31, 2025. The vesting of these RSU’s resulted in stock-based compensation of $20,085 for the year ended December 31, 2022.

(iii) During the year ended December 31, 2022, the Company incurred $438,600 in payroll expense and bonus payment for Sam Ash (year ended December 31, 2021 - $250,000) for services to the Company. At December 31, 2022, $nil (December 31, 2021 - $62,500) is payable and included in accrued liabilities.

During the year ended December 31, 2022, 1,249,600 restricted share units (RSU’s) were issued to Sam Ash which will vest in one third increments on March 31, 2023, March 31, 2024, and March 31, 2025. The vesting of these RSU’s resulted in stock-based compensation of $22,596 for the year ended December 31, 2022.

(iv) During the year ended December 31, 2022, Pam Saxton (Director) billed $36,133 (year ended December 31, 2021 - $37,669) for consulting services to the Company.

(v) During the year ended December 31, 2022, Cassandra Joseph (Director) billed $36,133 (year ended December 31, 2021 - $37,494) for consulting services to the Company.

(vi) During the year ended December 31, 2022, Mark Cruise (Director) billed $15,774 (year ended December 31, 2021 - $0) for consulting services to the Company. On July 1, 2022, the Company issued 210,000 DSU’s to a Mark Cruise.

(vii) During the year ended December 31, 2022, the Company incurred $383,315 in payroll expense and bonus payment for David Wiens (CFO) (year ended December 31, 2021, $276,315) for services to the Company. At December 31, 2022, $19,197 (year ended December 31, 2021 - $108,335) is payable, including reimbursable expenses, and included in accrued liabilities.

During the year ended December 31, 2022, 1,018,193 restricted share units (RSU’s) were issued to David Wiens which will vest in one third increments on March 31, 2023, March 31, 2024, and March 31, 2025. The vesting of these RSU’s resulted in stock-based compensation of $18,411 for the year ended December 31, 2022.

During the year ended December 31, 2021, 1,037,977 stock options were issued to David Wiens, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $204,213 for the year ended December 31, 2021.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)